DESCRIPTION OF PLAN - Notes Receivable from Participants (Details) - ECOLAB PUERTO RICO SAVINGS PLAN	12 Months Ended
Dec. 31, 2025 USD ($) item
DESCRIPTION OF PLAN
Note receivable, maximum borrowing amount | $	$ 50,000
Note receivable, maximum borrowing percentage	50.00%
Minimum number of notes that can be outstanding at any time | item	2
Maximum
DESCRIPTION OF PLAN
Term of note receivable (in years)	10 years
Interest rates of notes receivable from participants (in%)	9.50%
Minimum
DESCRIPTION OF PLAN
Term of note receivable (in years)	5 years
Interest rates of notes receivable from participants (in%)	4.25%